ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES
17.	ORDINARY SHARES

Holders of Class A ordinary shares and Class B ordinary shares of the Company have the same rights, except for voting rights. Holders of Class A ordinary shares are entitled to ten votes per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to one vote per share.

In 2024, 17,474 Class A ordinary shares held by certain founders were sold to third party investors and converted into Class B ordinary shares.

In March and December 2025, 2,500,000 and 1,000,000 Class B Ordinary Shares were issued, to the Company’s depositary bank, Deutsche Bank, reserved for future issuances of shares upon the exercises of share options or vesting of restricted shares under the 2021 share incentive plan (the “2021 Plan”). These shares are considered to be issued and not outstanding until such a time when the issuance occur for the exercise of share options or vesting of restricted shares.

In the first quarter of 2025, 3,017,044 Class A Ordinary Shares held by certain founders were sold to third party investors and converted into Class B Ordinary Shares.

In September 2025, the Group was listed on the Main Board of the Hong Kong Stock Exchange through a global offering of 22,482,500 Class B ordinary shares.